LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS(R)
       Neuberger Berman Treasury Fund                          Prime Portfolio
SUPPLEMENT TO THE CASH MANAGEMENT CLASS, INSTITUTIONAL CLASS, PREMIER CLASS AND SERVICE CLASS PROSPECTUSES DATED JULY 29, 2008
--------------------------------------------------------------------------------

CONVERSION OF NEUBERGER BERMAN TREASURY FUND TO A SINGLE-TIER STRUCTURE
-----------------------------------------------------------------------

On December 5, 2008, the Board of Trustees of Lehman Brothers Institutional Liquidity Funds approved the conversion of Neuberger Berman Treasury Fund (the "Converting Portfolio") from a "master-feeder" structure to a single-tier structure. The conversion will be effective on December 15, 2008. Under the single-tier structure, the Converting Portfolio invests directly in securities. Under the former master-feeder structure, the Converting Portfolio invested all of its assets in a corresponding "master series" which in turn invested in securities, using the strategies described in the Converting Portfolio's prospectus.

Following the conversion, Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) will continue to serve as the Converting Portfolio's investment manager and the investment management fee will remain the same. The Converting Portfolio will continue to be managed according to the same investment objective, policies and strategies currently in place for the Converting Portfolio and will continue to have the same portfolio managers.

EFFECTIVE DECEMBER 15, 2008, THE FOLLOWING AMENDMENTS ARE MADE TO THE CONVERTING PORTFOLIO'S INSTITUTIONAL CLASS PROSPECTUS (THE "INSTITUTIONAL CLASS PROSPECTUS"):

THE LAST BULLET IN THE BULLETED LIST ON PAGE ii OF THE INSTITUTIONAL CLASS PROSPECTUS IS DELETED.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGE 15 OF THE INSTITUTIONAL CLASS PROSPECTUS:

       * For the period from the Portfolio's inception through 12/14/2008, the Portfolio was organized as a feeder fund in a master-feeder structure. Beginning 12/15/2008, the Portfolio was organized in a single-tier structure. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

THE FOLLOWING REPLACES FOOTNOTE * TO THE "FEE TABLE" ON PAGE 25 OF THE INSTITUTIONAL CLASS PROSPECTUS:

       * For all Portfolios other than Treasury Reserves, the figures in the table are based on last year's expenses. For all Portfolios other than Neuberger Berman Treasury Fund, the table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

THE FOLLOWING SENTENCE IS INSERTED AT THE BEGINNING OF THE FULL PARAGRAPH BENEATH THE "FINANCIAL HIGHLIGHTS" SECTION ON PAGE 31 OF THE INSTITUTIONAL CLASS
PROSPECTUS:

The figures above are from periods during which the Portfolio was organized as a feeder fund in a master-feeder structure.

THE FOLLOWING REPLACES THE "PORTFOLIO STRUCTURE" SECTION ON PAGE 42 OF THE INSTITUTIONAL CLASS PROSPECTUS:

Except for Neuberger Berman Treasury Fund, all the Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each of these Portfolios is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus, for all Portfolios except for Neuberger Berman Treasury Fund, we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class of the Portfolios.

WEBSITE ADDRESS CHANGE
----------------------

On every page of the prospectuses, except for pages 36 and 37, all references to "www.lehman.com/lbilf" are replaced with www.nb.com/institutions.

On pages 36 and 37 of the prospectuses, all references to "www.lehman.com/lbilf" are replaced with www.lehmanlive.com.


THE DATE OF THIS SUPPLEMENT IS DECEMBER 12, 2008.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS(R)
       Neuberger Berman Treasury Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2008, AS AMENDED DECEMBER 8, 2008
-------------------------------------------------------------------------------
For Neuberger Berman Treasury Fund Institutional Class, this Statement of Additional Information has been superseded by a Statement of Additional Information dated July 29, 2008, as amended December 15, 2008. You can get a free copy of the current Statement of Additional Information from Neuberger Berman Management LLC, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 888-556-9030.

THE DATE OF THIS SUPPLEMENT IS DECEMBER 15, 2008.

--------------------------------------------------------------------------------

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                           Institutional Class Shares


                               DATED July 29, 2008
                          AS AMENDED December 15, 2008

                         NEUBERGER BERMAN TREASURY FUND

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 888-556-9030

--------------------------------------------------------------------------------

        Neuberger Berman TREASURY Fund (formerly, Treasury Portfolio) (the "Fund") is a mutual fund that offers shares pursuant to a Prospectus dated July 29, 2008.

        Through December 14, 2008, Neuberger Berman TREASURY Fund invested all of its net investable assets in TREASURY Master Series (the "Master Series"), a series of Institutional Liquidity Trust.

        This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Institutional Class Prospectus. This SAI is not an offer to sell shares of the class of the Fund. A written offer can be made only by a prospectus.

        The Institutional Class Prospectus provides more information about the Fund that you should know before investing. You should read that Prospectus carefully before investing.

        The Fund's and Master Series' financial statements, notes thereto and the reports of their independent registered public accounting firm are incorporated by reference from the Fund's annual report to shareholders into (and are therefore legally part of) this SAI.

        You can get a free copy of the Institutional Class Prospectus or annual report from Neuberger Berman Management LLC. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 888-556-9030.

        No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

        The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management LLC" and the Fund and Master Series names in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC. (C)2008 Neuberger Berman Management LLC. All rights reserved.

(C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2008 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1

    Investment Policies and Limitations........................................1

    Cash Management and Temporary Defensive Positions..........................3

    Additional Investment Information..........................................4

CERTAIN RISK CONSIDERATIONS...................................................12

PERFORMANCE INFORMATION.......................................................12

TRUSTEES AND OFFICERS.........................................................12

    Information about the Board of Trustees...................................13

    Information about the Officers of the Trust...............................21

    The Board of Trustees.....................................................23

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................29

    Investment Manager and Administrator......................................29

    Management and Administration Fees........................................31

    Expense Limitations.......................................................31

    Sub-Adviser...............................................................32

    Investment Companies Managed..............................................33

    Codes of Ethics...........................................................33

    Management and Control of NB Management and Lehman Brothers Asset
    Management................................................................34

DISTRIBUTION ARRANGEMENTS.....................................................34

ADDITIONAL PURCHASE INFORMATION...............................................37

    Share Prices and Net Asset Value..........................................37

    Financial Intermediaries..................................................37

VALUATION OF PORTFOLIO SECURITIES.............................................37

ADDITIONAL EXCHANGE INFORMATION...............................................37

ADDITIONAL REDEMPTION INFORMATION.............................................37

    Suspension of Redemptions.................................................37

    Redemptions in Kind.......................................................38

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................38

ADDITIONAL TAX INFORMATION....................................................39

    Taxation of the Fund......................................................39

    Taxation of the Fund's Shareholders.......................................40

PORTFOLIO TRANSACTIONS........................................................41

    Portfolio Holdings Disclosure Policy......................................43

    Portfolio Holdings Disclosure Procedures..................................43

    Portfolio Holdings Approved Recipients....................................44

    Expense Offset Arrangement................................................46

    Proxy Voting..............................................................46

REPORTS TO SHAREHOLDERS.......................................................47

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................47

    The Fund..................................................................47

CUSTODIAN AND TRANSFER AGENT..................................................48

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS................................48

LEGAL COUNSEL.................................................................48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................48

REGISTRATION STATEMENT........................................................49

FINANCIAL STATEMENTS..........................................................49

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

        The Fund is a separate operating series of Lehman Brothers Institutional Liquidity Funds (the "Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission (the "SEC") as a diversified, open-end management investment company. The Trust is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

        Through December 14, 2008, the Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier, multiple class structure. As a feeder fund, the Fund was a series of the Trust. As of December 15, 2008, the Fund is organized in a single-tier structure and invests directly in securities.

        The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

        (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

        (2) a majority of the outstanding shares of the Fund.

        These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

        The Fund has the following fundamental investment policy:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

        The Fund's policy on "Investments in Any One Issuer" does not limit the Fund's ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

        The Fund determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

        Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, Lehman Brothers Asset Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

        The  Fund has  the  following   fundamental   investment   policies  and
limitations:

        1.  BORROWING.  The Fund may not borrow money,  except that the Fund may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund's total assets at the time the loan is made.

        2. COMMODITIES AND REAL ESTATE. The Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by Ginnie Mae (also known as Government National Mortgage Association or GNMA).

        3. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

        4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

        5. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
(Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7.)

        6. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

        7. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

        8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

        Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

        The Fund has the following non-fundamental investment policies and limitations:

        1. BORROWING AND SECURITIES LENDING. The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        2. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

        3. INVESTMENTS IN ANY ONE ISSUER. The Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer.

        4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

        5. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

        For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to state and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

        In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority ("FINRA") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing
---------

        If at any time borrowings exceed 33 -1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 -1/3% limitation.

Additional Investment Information
---------------------------------

        The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are discussed in the Prospectus. The Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Fund.

        RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

        Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk").

        CALL RISK. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

        RATINGS OF FIXED INCOME SECURITIES. The Fund may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Fund's Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Fund may permissibly invest.

        HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

        RATINGS DOWNGRADES. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

        DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration, the Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

        MATURITY. The Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Fund has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

        U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

        "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae (also known as the Federal National Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

        U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

        The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

        The Fund invests all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities. The Fund will not change this strategy without providing shareholders at least 60 days' advance notice.

        ILLIQUID SECURITIES. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by the Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to it.

        POLICIES AND LIMITATIONS. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

        REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

        The Fund may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

        POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; the Fund may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

        The Fund may only invest in repurchase agreements relating to direct obligations of the U.S. Treasury.

        SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

        POLICIES AND LIMITATIONS. In order to realize income, the Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

        For the Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in securities lending transactions.

        Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

        RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

        Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

        POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 10% limit on investments in illiquid securities.

        WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date ordinarily within two months, although the Fund may agree to a longer settlement period. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

        When-issued and delayed delivery transactions enable the Fund to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and Lehman Brothers Asset Management will monitor the creditworthiness of such counterparties.

        The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

        When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

        POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

        When the Fund purchases securities on a when-issued or delayed delivery basis, the Fund will, until payment is made, deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

        REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

        The Fund's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Fund generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Fund receives a large-scale redemption near 5:00 p.m., Eastern time.

        POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

        The Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (E.G., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

        Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (E.G., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

        POLICIES AND LIMITATIONS. The Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

        For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

        MONEY MARKET FUNDS. The Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

        POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

        Otherwise, the Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

        LEVERAGE. The Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's NAV. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

        POLICIES AND LIMITATIONS. The Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

        However, as an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

        The Fund may also borrow up to 5% of its total assets for temporary purposes, E.G., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

        TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

                           CERTAIN RISK CONSIDERATIONS

        Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

                             PERFORMANCE INFORMATION

        The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              TRUSTEES AND OFFICERS

        The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers of the Trust also serve in similar capacities for other funds administered or managed by NB Management and Lehman Brothers Asset Management.

Information about the Board of Trustees
---------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------           ----------   ---------------------------  -----------     ------------
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
John Cannon (1930)     Trustee     Consultant; formerly,             60        Independent Trustee or Director of three
                        since      Chairman, CDC Investment                    series of Oppenheimer Funds: Oppenheimer
                      inception    Advisers (registered                        Limited Term New York Municipal Fund,
                                   investment adviser), 1993                   Rochester Fund Municipals, and
                                   to January 1999; formerly,                  Oppenheimer Convertible Securities Fund
                                   President and Chief                         since 1992.
                                   Executive Officer, AMA
                                   Investment Advisors, an
                                   affiliate of the American
                                   Medical Association.

-----------------------------------------------------------------------------------------------------------------------
Faith Colish (1935)    Trustee     Counsel, Carter Ledyard &         60        Formerly, Director (1997 to 2003)
                        since      Milburn LLP (law firm)                      and Advisory Director (2003 to
                      inception    since October 2002;                         2006), ABA Retirement Funds
                                   formerly, Attorney-at-Law                   (formerly, American Bar Retirement
                                   and President, Faith                        Association) (not-for-profit
                                   Colish, A Professional                      membership corporation).
                                   Corporation, 1980 to 2002.

-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Martha C. Goss         Trustee     President, Woodhill               60        Director, Ocwen Financial Corporation
(1949)                since 2007   Enterprises Inc./Chase                      (mortgage servicing), since 2005;
                                   Hollow Associates LLC                       Director, American Water (water utility),
                                   (personal investment                        since 2003; Director, Channel Reinsurance
                                   vehicle), since 2006;                       (financial guaranty reinsurance), since
                                   Chief Operating and                         2006; Advisory Board Member, Attensity
                                   Financial Officer,                          (software developer), since 2005;
                                   Hopewell Holdings LLC/                      Director, Allianz Life of New York
                                   Amwell Holdings, LLC (a                     (insurance), since 2005; Director,
                                   holding company for a                       Financial Women's Association of New York
                                   healthcare reinsurance                      (not for profit association), since 2003;
                                   company start-up), since                    Trustee Emerita, Brown University,
                                   2003; formerly,                             since 1998.
                                   Consultant, Resources
                                   Connection (temporary
                                   staffing), 2002 to 2006.

-----------------------------------------------------------------------------------------------------------------------
C. Anne  Harvey         Trustee    President, C.A. Harvey            60        Formerly, President, Board of Associates
(1937)                   since     Associates, since October 2001;             to The National Rehabilitation Hospital's
                       inception   formerly, Director, AARP, 1978 to           Board of Directors, 2001 to 2002;
                                   December 2001.                              formerly, Member, Individual Investors
                                                                               Advisory Committee to the New York Stock
                                                                               Exchange Board of Directors, 1998 to June
                                                                               2002.

-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

Robert A. Kavesh       Trustee     Marcus Nadler Professor           60        Formerly, Director, The Caring Community
(1927)                  since      Emeritus of Finance and                     (not-for-profit), 1997 to 2006; formerly,
                      inception    Economics, New York                         Director, DEL Laboratories, Inc.
                                   University Stern School of                  (cosmetics and pharmaceuticals), 1978 to
                                   Business; formerly,                         2004; formerly, Director, Apple Bank for
                                   Executive                                   Savings, 1979 to 1990; formerly,
                                   Secretary-Treasurer,                        Director, Western Pacific Industries,
                                   American Finance                            Inc., 1972 to 1986 (public company).
                                   Association, 1961 to 1979.

-----------------------------------------------------------------------------------------------------------------------
Michael M. Knetter     Trustee     Dean, School of Business,         60        Trustee, Northwestern Mutual Series Fund,
(1960)                since 2007   University of Wisconsin -                   Inc., since February 2007; Director,
                                   Madison; formerly,                          Wausau Paper, since 2005; Director, Great
                                   Professor of International                  Wolf Resorts, since 2004.
                                   Economics and Associate
                                   Dean, Amos Tuck School of
                                   Business - Dartmouth
                                   College, 1998 to 2002.


-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee     Retired; formerly, Vice           60        Director, Webfinancial Corporation
(1937)                  since      President and General                       (holding company), since December 2002;
                      inception    Counsel, WHX Corporation                    formerly, Director WHX Corporation
                                   (holding company), 1993 to                  (holding company), January 2002 to June
                                   2001.                                       2005; formerly, Director, State Theatre
                                                                               of New Jersey (not-for-profit theater),
                                                                               2000 to 2005.

-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

George W. Morriss      Trustee     Formerly, Executive Vice          60        Manager, Old Mutual 2100 fund complex
(1947)                since 2007   President and Chief                         (consisting of six funds) since October
                                   Financial Officer,                          2006 for four funds and since February
                                   People's Bank (a financial                  2007 for two funds.
                                   services company), 1991 to
                                   2001.

-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien      Trustee     Formerly, Member,                 60        Formerly, Director, Legg Mason, Inc.
(1928)                  since      Investment Policy                           (financial services holding company),
                      inception    Committee, Edward Jones,                    1993 to July 2008; formerly, Director,
                                   1993 to 2001; President,                    Boston Financial Group (real estate and
                                   Securities Industry                         tax shelters), 1993 to 1999.
                                   Association ("SIA")
                                   (securities industry's
                                   representative in
                                   government relations and
                                   regulatory matters at the
                                   federal and state
                                   levels),  1974 to 1992;
                                   Adviser to SIA, November
                                   1992 to November 1993.

-----------------------------------------------------------------------------------------------------------------------
William E. Rulon       Trustee     Retired; formerly, Senior         60        Formerly, Director, Pro-Kids Golf and
(1932)                  since      Vice President, Foodmaker,                  Learning Academy (teach golf and computer
                      inception    Inc. (operator and                          usage to "at risk" children), 1998 to
                                   franchiser of                               2006; formerly, Director, Prandium, Inc.
                                   restaurants), until                         (restaurants), March 2001 to July 2002.
                                   January 1997.

-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee     Founding General Partner,         60        None.
(1931)                  since      Oxford Partners and Oxford
                      inception    Bioscience Partners (venture
                                   capital investing) and President,
                                   Oxford Venture Corporation, since
                                   1981.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

Tom D. Seip (1950)     Trustee     General Partner, Seip             60        Director, H&R Block, Inc. (financial
                        since      Investments LP (a private                   services company), since May 2001;
                      inception;   investment partnership);                    Chairman, Compensation Committee, H&R
                         Lead      formerly, President and                     Block, Inc., since 2006; Director,
                     Independent   CEO, Westaff, Inc.                          America One Foundation, since 1998;
                       Trustee     (temporary staffing), May                   formerly, Chairman, Governance and
                      beginning    2001 to January 2002;                       Nominating Committee, H&R Block, Inc.,
                         2006      formerly, Senior Executive                  2004 to 2006; formerly, Director, Forward
                                   at the Charles Schwab                       Management, Inc. (asset management
                                   Corporation, 1983 to 1998,                  company), 1999 to 2006; formerly.
                                   including Chief Executive                   Director, E-Bay Zoological Society, 1999
                                   Officer, Charles Schwab                     to 2003; formerly, Director, General
                                   Investment Management,                      Magic (voice recognition software), 2001
                                   Inc., and Trustee, Schwab                   to 2002; formerly, Director, E-Finance
                                   Family of Funds and Schwab                  Corporation (credit decisioning
                                   Investments, 1997 to 1998,                  services), 1999 to 2003; formerly,
                                   and Executive Vice                          Director, Save-Daily.com (micro investing
                                   President-Retail                            services), 1999 to 2003.
                                   Brokerage, Charles Schwab
                                   & Co., Inc., 1994 to 1997.

-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               FUNDS IN FUND      OTHER
                      POSITION                                    COMPLEX      DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

Candace L.             Trustee     Private investor and              60        Director, Montpelier Re (reinsurance
Straight (1947)         since      consultant specializing in                  company), since 2006; Director, National
                      inception    the insurance industry;                     Atlantic Holdings Corporation (property
                                   formerly, Advisory                          and casualty insurance company), since
                                   Director, Securitas                         2004; Director, The Proformance Insurance
                                   Capital LLC (a global                       Company (property and casualty insurance
                                   private equity investment                   company), since March 2004; formerly,
                                   firm dedicated to making                    Director, Providence Washington Insurance
                                   investments in the                          Company (property and casualty insurance
                                   insurance sector), 1998 to                  company), December 1998 to March 2006;
                                   December 2003.                              formerly, Director, Summit Global
                                                                               Partners (insurance brokerage firm), 2000
                                                                               to 2005.

-----------------------------------------------------------------------------------------------------------------------

Peter P. Trapp         Trustee     Retired; formerly,                60       None.
(1944)                  since      Regional Manager for
                      inception    Mid-Southern Region, Ford
                                   Motor Credit Company,
                                   September 1997 to 2007;
                                   formerly, President, Ford
                                   Life Insurance Company,
                                   April 1995 to August 1997.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                FUNDS IN FUND      OTHER
                       POSITION                                    COMPLEX      DIRECTORSHIPS
 NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                   FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------

Jack L. Rivkin*        Trustee     Formerly, Executive Vice          60        Director, Dale Carnegie and Associates,
(1940)                  since      President and Chief                         Inc. (private company), since 1998;
                      inception;   Investment Officer,                         Director, Solbright, Inc. (private
                      President    Neuberger Berman Holdings,                  company), since 1998.
                         from      LLC (holding company),
                      inception    2002 to August 2008 and
                       to 2008     2003 to August 2008,
                                   respectively; formerly,
                                   Managing Director and
                                   Chief Investment Officer,
                                   Neuberger Berman, December
                                   2005 to August 2008 and
                                   2003 to August 2008,
                                   respectively; formerly,
                                   Executive Vice President,
                                   Neuberger Berman, December
                                   2002 to 2005; formerly,
                                   Director and Chairman, NB
                                   Management, December 2002
                                   to August 2008; formerly,
                                   Executive Vice President,
                                   Citigroup Investments,
                                   Inc., September 1995 to
                                   February 2002; formerly,
                                   Executive Vice President,
                                   Citigroup Inc., September
                                   1995 to February 2002.

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                FUNDS IN FUND      OTHER
                       POSITION                                    COMPLEX      DIRECTORSHIPS
 NAME, (YEAR OF       AND LENGTH                                 OVERSEEN BY     HELD OUTSIDE
BIRTH), AND            OF TIME                                     FUND       FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)  TRUSTEE (4)     FUND TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                   FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------

Peter E. Sundman*    Chairman of   Executive Vice President,         60       Director and
(1959)                the Board,   Neuberger Berman Holdings                  Vice President,
                        Chief      LLC (holding company),                     Neuberger &
                      Executive    since 1999; Head of                        Berman Agency,
                     Officer and   Neuberger Berman Holdings                  Inc., since
                       Trustee     LLC's Mutual Funds                         2000; formerly,
                        since      Business (since 1999) and                  Director,
                      inception;   Institutional Business                     Neuberger Berman
                      President    (1999 to October 2005);                    Holdings LLC
                      since 2008   responsible for Managed                    (holding
                                   Accounts Business and                      company),
                                   intermediary distribution                  October 1999 to
                                   since October 1999;                        March 2003;
                                   President and Director, NB                 Trustee, Frost
                                   Management since 1999;                     Valley YMCA;
                                   Managing Director,                         Trustee, College
                                   Neuberger Berman, since                    of Wooster.
                                   2005; formerly, Executive
                                   Vice President, Neuberger
                                   Berman, 1999 to December
                                   2005; formerly, Principal,
                                   Neuberger Berman, 1997 to
                                   1999; formerly, Senior
                                   Vice President, NB
                                   Management, 1996 to 1999.

-----------------------------------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman is an interested person of the Trust by virtue of the fact that he is an officer and director of NB Management, Lehman Brothers Asset Management and/or Neuberger Berman. Mr. Rivkin may be deemed an interested person of the Trust by virtue of the fact that, until August 2008, he was a director of NB
          Management and an officer of Lehman Brothers Asset Management and Neuberger Berman.

Information About the Officers of the Trust
-------------------------------------------

Name, (Year of Birth), and          Position and Length of           Principal Occupation(s) (3)
--------------------------          ----------------------           ---------------------------
Address (1)                             Time Served (2)
-----------                             ---------------
Andrew B. Allard (1961)              Anti-Money Laundering       Senior Vice President, Neuberger
                                    Compliance Officer since     Berman, since 2006; Deputy General
                                           inception             Counsel, Neuberger Berman, since
                                                                 2004; formerly, Vice President,
                                                                 Neuberger Berman, 2000 to 2005;
                                                                 formerly, Associate General
                                                                 Counsel, Neuberger Berman, 1999 to
                                                                 2004; Anti-Money Laundering
                                                                 Compliance Officer, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (six since 2002, two
                                                                 since 2003, four since 2004, one
                                                                 since 2005 and two since 2006).

Michael J. Bradler (1970)          Assistant Treasurer since     Vice President, Neuberger Berman,
                                           inception             since 2006; Employee, NB Management,
                                                                 since 1997; Assistant Treasurer,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (thirteen since 2005
                                                                 and two since 2006).

Claudia A. Brandon (1956)          Secretary since inception     Senior Vice President, Neuberger
                                                                 Berman, since 2007; Vice
                                                                 President-Mutual Fund Board
                                                                 Relations, NB Management, since
                                                                 2000 and Assistant Secretary since
                                                                 2004; formerly, Vice President,
                                                                 Neuberger Berman, 2002 to 2006 and
                                                                 Employee since 1999; Secretary,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (three since 1985,
                                                                 three since 2002, two since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

Robert Conti (1956)                 Executive Vice President     Managing Director, Neuberger
                                   since 2008; prior thereto,    Berman, since 2007; formerly,
                                      Vice President since       Senior Vice President, Neuberger
                                            inception            Berman, 2003 to 2006; formerly,
                                                                 Vice President, Neuberger Berman,
                                                                 1999 to 2003; Senior Vice
                                                                 President, NB Management, since
                                                                 2000; Executive Vice President,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (fifteen since 2008);
                                                                 formerly, Vice President, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator, 2000 to 2008.


Name, (Year of Birth), and          Position and Length of           Principal Occupation(s) (3)
---------------------------         -----------------------          ---------------------------
Address (1)                             Time Served (2)
-----------                             ---------------
Maxine L. Gerson (1950)          Chief Legal Officer since       Senior Vice President, Neuberger
                                 inception (only for purposes    Berman, since 2002; Deputy General
                                 of sections 307 and 406 of      Counsel and Assistant Secretary,
                                 the Sarbanes-Oxley Act of       Neuberger Berman, since 2001;
                                 2002)                           Senior Vice President, NB
                                                                 Management, since 2006; Secretary
                                                                 and General Counsel, NB Management,
                                                                 since 2004; Chief Legal Officer
                                                                 (only for purposes of sections 307
                                                                 and 406 of the Sarbanes-Oxley Act
                                                                 of 2002), fifteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (thirteen
                                                                 since 2005 and two since 2006).

Sheila R. James (1965)             Assistant Secretary since     Vice President, Neuberger Berman,
                                           inception             since 2008 and Employee since 1999;
                                                                 formerly, Assistant Vice President,
                                                                 Neuberger Berman, 2007; Assistant
                                                                 Secretary, fifteen registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (six
                                                                 since 2002, two since 2003, four
                                                                 since 2004, one since 2005 and two
                                                                 since 2006).

Kevin Lyons (1955)                 Assistant Secretary since     Assistant Vice President, Neuberger
                                           inception             Berman, since 2008 and Employee
                                                                 since 1999; Assistant Secretary,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (eight since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

John M. McGovern (1970)             Treasurer and Principal      Senior Vice President, Neuberger
                                    Financial and Accounting     Berman, since 2007; formerly, Vice
                                    Officer since inception      President, Neuberger Berman, 2004
                                                                 to 2006; Employee, NB Management,
                                                                 since 1993; Treasurer and Principal
                                                                 Financial and Accounting Officer,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (thirteen since 2005
                                                                 and two since 2006); formerly,
                                                                 Assistant Treasurer, fourteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator, 2002 to 2005.

Information About the Officers of the Trust
-------------------------------------------

Name, (Year of Birth), and          Position and Length of           Principal Occupation(s) (3)
---------------------------         -----------------------          ---------------------------
Address (1)                             Time Served (2)
-----------                             ---------------

Frank Rosato (1971)                Assistant Treasurer since     Vice President, Neuberger Berman,
                                           inception             since 2006; Employee, NB Management,
                                                                 since 1995; Assistant Treasurer,
                                                                 fifteen registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (thirteen since 2005
                                                                 and two since 2006).

Chamaine Williams (1971)            Chief Compliance Officer     Senior Vice President, Neuberger
                                        since inception          Berman, since 2007; Chief Compliance
                                                                 Officer, NB Management, since 2006;
                                                                 Senior Vice President, Lehman
                                                                 Brothers Inc., since 2007;
                                                                 formerly, Vice President, Lehman
                                                                 Brothers Inc., 2003 to 2006; Chief
                                                                 Compliance Officer, fifteen
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (fourteen since 2005
                                                                 and one since 2006); formerly,
                                                                 Chief Compliance Officer, Lehman
                                                                 Brothers Asset Management Inc.,
                                                                 2003 to 2007; formerly, Chief
                                                                 Compliance Officer, Lehman Brothers
                                                                 Alternative Investment Management
                                                                 LLC, 2003 to 2007; formerly, Vice
                                                                 President, UBS Global Asset
                                                                 Management (US) Inc. (formerly,
                                                                 Mitchell Hutchins Asset Management,
                                                                 a wholly-owned subsidiary of
                                                                 PaineWebber Inc.), 1997 to 2003.

--------------------

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund
       Trustees and may be removed at any time with or without cause.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

        The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

        AUDIT COMMITTEE. The Audit Committee's purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Fund and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met seven times.

         ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, sub-adviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.

        CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met twice.

        EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met six times.

        GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal period ended March 31, 2008, the Committee met once.

        PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met eight times.

        INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal period ended March 31, 2008, the Committee met three times.

        The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

        Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit
Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

        Effective January 1, 2008, the compensation of each Independent Fund Trustee was restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair determines whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

        The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

        The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                      FOR FISCAL YEAR ENDED MARCH 31, 2008
                      ------------------------------------

                                                              Total Compensation for Fund
                                          Aggregate             Trustees from Investment
                                         Compensation               Companies in the
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
INDEPENDENT FUND TRUSTEES

John Cannon                               $ 15,988                      $119,082
Trustee

Faith Colish                               $15,988                      $119,082
Trustee

Martha C. Goss*                            $15,269                      $110,670
Trustee

C. Anne Harvey                             $15,988                      $119,082
Trustee

Robert A. Kavesh                           $15,628                      $116,582
Trustee

Michael M. Knetter                         $15,628                      $116,582
Trustee

Howard A. Mileaf                           $16,247                      $121,530
Trustee

George W. Morriss                          $16,607                      $124,030
Trustee

Edward I. O'Brien                          $15,628                      $116,582
Trustee

William E. Rulon                           $15,628                      $116,582
Trustee

Cornelius T. Ryan                          $16,941                      $126,736
Trustee

Tom D. Seip                                $19,433                      $145,105
Trustee

Candace L. Straight                        $15,988                      $119,082
Trustee

Peter P. Trapp                             $16,967                      $126,530
Trustee

                                                              Total Compensation for Fund
                                          Aggregate             Trustees from Investment
                                         Compensation               Companies in the
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                $0                           $0
President and Trustee

Peter E. Sundman                              $0                           $0
Chairman of the Board, Chief
Executive Officer and Trustee

*Ms. Goss became a Fund Trustee on June 1, 2007.

         On July 1, 2008, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Securities
-----------------------

        Set forth below is the dollar range of securities owned by the Fund Trustees as of December 31, 2007.*

------------------------------
                   Treasury
                      Fund
------------------------------
John Cannon            A
------------------------------
Faith Colish           A
------------------------------
Martha C. Goss         A
------------------------------
C. Anne Harvey         A
------------------------------
Robert A. Kavesh       A
------------------------------
Michael M. Knetter     A
------------------------------
Howard A. Mileaf       A
------------------------------
George W. Morriss      A
------------------------------
Edward I. O'Brien      A
------------------------------
William E. Rulon       A
------------------------------
Cornelius T. Ryan      A
------------------------------
Tom D. Seip            A
------------------------------
Candace L. Straight    A
------------------------------
Peter P. Trapp         A
------------------------------
Jack L. Rivkin         A
------------------------------
Peter E. Sundman       A
------------------------------
*Valuation as of December 31, 2007.
A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000

        The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2007.*

--------------------------------------------------------------------------------
NAME OF FUND TRUSTEE          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
                              TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                               E
--------------------------------------------------------------------------------
Faith Colish                                              E
--------------------------------------------------------------------------------
Martha C. Goss                                            C
--------------------------------------------------------------------------------
C. Anne Harvey                                            D
--------------------------------------------------------------------------------
Robert A. Kavesh                                          C
--------------------------------------------------------------------------------
Michael M. Knetter                                        A
--------------------------------------------------------------------------------
Howard A. Mileaf                                          E
--------------------------------------------------------------------------------
George W. Morriss                                         C
--------------------------------------------------------------------------------
Edward I. O'Brien                                         E
--------------------------------------------------------------------------------
William E. Rulon                                          E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                         E
--------------------------------------------------------------------------------
Tom D. Seip                                               E
--------------------------------------------------------------------------------
Candace L. Straight                                       E
--------------------------------------------------------------------------------
Peter P. Trapp                                            E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                             B
--------------------------------------------------------------------------------
Peter E. Sundman                                           E
--------------------------------------------------------------------------------
* Valuation as of December 31, 2007.

A = None B =  $1-$10,000  C = $10,001 -  $50,000 D =  $50,001-$100,000  E = over
$100,000

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

        No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

        NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, on behalf of the Fund (the "Management Agreement"). Prior to December 15, 2008, because the Fund's net investable assets were invested in its corresponding Master Series, the Fund did not need an investment manager. Instead, Institutional Liquidity Trust, on behalf of the Master Series, was party to a management agreement with NB Management.

        The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

        NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. One person who is a director and officer of NB Management and five persons who are officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

        NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Fund; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Fund.

        NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreement with the Trust dated December 15, 2008 (the "Administration Agreement"). Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

        The Management Agreement continues until October 31, 2009. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

        The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees
----------------------------------

        For investment management services the Fund pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

        NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management at the annual rate of 0.10% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services.

        The   Institutional   Class  of  the   Fund   accrued   management   and
administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal periods ended March 31, 2008 and 2007:

                                            MANAGEMENT AND ADMINISTRATION FEES
                                                ACCRUED FOR FISCAL PERIOD
                                                      ENDED MARCH 31
                                                      --------------
Institutional Class                         2008                         2007*
-------------------                         ----                         ----
TREASURY Fund                           $1,878,424                     $235,616
* For the period from December 18, 2006 to March 31, 2007.

Expense Limitations
-------------------

        NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a portfolio-by-portfolio basis.

        NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.20% per annum of the Fund's Institutional Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.

        For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Institutional Class of the Fund the following amounts of expenses pursuant to the Fund's contractual arrangement:

Institutional Class                      2008                         2007*
-------------------                      ----                         ----
TREASURY Fund                          $166,607                      $188,154
* For the period from December 18, 2006 to March 31, 2007.

        The Fund has contractually agreed that its Institutional Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.20% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Institutional Class of the Fund repaid NB Management the following amounts of expenses that NB Management reimbursed to the Fund:

Institutional Class                      2008                         2007*
-------------------                      ----                         ----
TREASURY Fund                             $0                            $0
* For the period from December 18, 2006 to March 31, 2007.

        In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.05% per annum of the average daily net assets of the Institutional Class of the Fund. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Institutional Class of the Fund the following amounts of expenses pursuant to the voluntary arrangement:

Institutional Class                      2008                         2007*
-------------------                      ----                         ----
TREASURY Fund                         $1,042,895                     $130,518
 * For the period from December 18, 2006 to March 31, 2007.

Sub-Adviser
-----------

        NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated December 15, 2008 ("Sub-Advisory Agreement").

        Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund's day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Fund through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Lehman Brothers Asset

Management has no current plans to pay a material amount of such compensation.

        The  Sub-Advisory  Agreement  continues  with  respect to the Fund until
October 31, 2009, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed
----------------------------

        The investment decisions concerning the Fund and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

        There may be occasions when the Fund and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having its advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

        The Fund is subject to certain limitations imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Fund, the Other Funds, and other managed accounts) and personnel of NB
Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

        The Fund, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

        Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB
Management and Neuberger Berman Holdings LLC are: Joseph Amato, Kevin Handwerker, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

        Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.), Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code on September 15, 2008. Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC are separate legal entities and are not included in the bankruptcy filing. Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.


                            DISTRIBUTION ARRANGEMENTS

        The Fund offers one class of shares, known as Institutional Class.

Distributor
-----------

        NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional Class shares are offered on a no-load basis.

        In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

        For the Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

        The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class of the Fund ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2009. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

Revenue Sharing
---------------

        NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

        Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

        In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

        The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

        Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

        In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

        NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

        The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Institutional Class of the Fund is calculated by subtracting total liabilities of that class from total assets attributable to that class. The Institutional Class of the Fund's per share NAV is calculated by dividing its NAV by the number of the Fund's Institutional Class shares outstanding attributable to that class and rounding the result to the nearest full cent.

        The Fund tries to maintain a stable NAV of $1.00 per share. The Fund values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Fund prices its shares at 5:00 p.m., Eastern time, each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day").

Financial Intermediaries
------------------------

        The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's Prospectus.

                        VALUATION OF PORTFOLIO SECURITIES

        The Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Fund's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

        The right to redeem Fund shares may be suspended or payment of the redemption price postponed as permitted pursuant to Section 22(e). Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the SEC, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next Business Day. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

        The Fund prices its shares at 5:00 p.m., Eastern time, on each Business Day. When the NYSE, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next Business Day.


Redemptions in Kind
-------------------

        The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

        The Fund distributes to its shareholders substantially all of its net investment income (by class, after deducting expenses attributable to the class), and any net capital gains (both long-term and short-term) it earns or realizes. The Fund's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses.

        On occasion, a redemption of shares from a single class of the Fund that represent a very large percentage of the net assets attributable to the class could leave an amount of undistributed gain or loss allocable to the class that, although anticipated to be relatively small in actual amount, is disproportionately large in relation to the class's remaining share of the Fund's assets. Such situations could potentially trigger adverse consequences to the Fund. The Fund may therefore reallocate the gain or loss among all classes of the Fund to eliminate or mitigate those consequences. Because of the way in which this problem might arise, the Fund expects the dollar amounts involved to be very small.

        The Fund normally calculates its net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day.

        Income dividends are declared daily at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

        The Fund's income dividends are normally based on its estimated daily net income. To the extent the Fund's actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days' income dividends. Thus, an investor in the Fund on a given day will receive that day's estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, the Fund's income dividends may be based on actual income rather than estimated daily net income.

        The Fund's dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a fund in the fund family, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

        A shareholder's cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

        Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund's class on which the distribution is made at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

        To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than Government securities or securities of other RICs) of any one issuer.

        By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions (including distributions of net capital gain) as dividends (taxable as ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

        The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

Taxation of the Fund's Shareholders
-----------------------------------

        FEDERAL TAXATION. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

        The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

        Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of interest on obligations "in registered form" (such as direct obligations of the U.S. Treasury), certain original issue discount, and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to net short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, with respect to taxable years beginning before January 1, 2010.

        As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

        STATE TAXATION. Shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning state and local taxation of Fund distributions.

                             PORTFOLIO TRANSACTIONS

        Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

        In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset
Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

        The following information applies to the Master Series in which the Fund was invested through December 14, 2008:

        During the fiscal period ended March 31, 2008, the Treasury Master Series did not acquire any securities of its "regular brokers or dealers."

        The Fund may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

        The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

        Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Fund does not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

        A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

        To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

        Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

Portfolio Holdings Disclosure Policy
------------------------------------

        The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

        NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (E.G., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (E.G., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

        Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

        Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

        Pursuant to Codes of Ethics adopted by the Fund, NB Management and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Codes of Ethics also prohibit any person associated with the Fund, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

        The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

        STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

        SECURITIES LENDING AGENT. One or more of the Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund, which participates in the agreement, pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

        OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firm, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund.

        In addition, the Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Lehman Brothers Asset Management. Currently, the Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

        In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

        RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day; Fitch Inc. each week; and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

Expense Offset Arrangement
--------------------------

        The Fund (and the Master Series prior to December 15, 2008) also has an expense offset arrangement in connection with its custodian contract. For the fiscal period ended March 31, 2008, the impact of this arrangement was a reduction of expenses as follows:

        --------------------------------------------------------------
        FUND                                  AMOUNT OF REDUCTION OF
                                              EXPENSES
        --------------------------------------------------------------
        TREASURY Fund                               $128,742
        --------------------------------------------------------------

Proxy Voting
------------

        The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund, and the Fund's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

        NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

        NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

        NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

        In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

        If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

        Information regarding how the Master Series, in which each Fund invested in prior to December 15, 2008, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

        Shareholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

        The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate operating series (the Fund and Prime Portfolio). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

        On September 26, 2008, Neuberger Berman TREASURY Fund changed its name from Treasury Portfolio.

        Prior to December 15, 2008, Neuberger Berman TREASURY Fund was organized as a feeder fund in a master-feeder structure rather than in a single-tier, multiple class structure.

        DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

        SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

        CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

        OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

        The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

        Neuberger Berman TREASURY Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

                                  LEGAL COUNSEL

        The Trust has selected K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        As of July 1, 2008, the following are all of the beneficial and record owners of more than five percent of the Institutional Class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of its policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                                     NAME & ADDRESS                             PERCENT OWNED
----                                     --------------                             -------------
Neuberger Berman TREASURY Fund           Lehman Brothers, Inc.                          16.24%
INSTITUTIONAL CLASS                      70 Hudson Street
                                         Jersey City, NJ 07302-6599

                                         Hare & Co.                                     10.28%
                                         The Bank of New York
                                         111 Sanders Creek Parkway
                                         2nd Floor
                                         East Syracuse, NY 13057

                                         American Express Credit Corp.                  9.34%
                                         301 N. Walnut Street, Suite 1002
                                         Wilmington, DE 19801-2919

                                         Mellon Bank NA                                 7.32%
                                         1 Mellon Bank Center
                                         Pittsburgh, PA 15258-0001

                                         Halliburton                                    6.30%
                                         10200 Bellaire Blvd. 34E
                                         Houston, TX 77072-5206

                             REGISTRATION STATEMENT

        This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and the Master Series in which the Fund invested prior to December 15, 2008.

        Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

        The   following   financial   statements   and  related   documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended March 31, 2008:

               The audited financial statements of Neuberger Berman TREASURY Fund (formerly, Treasury Portfolio), Treasury Master Series and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm, with respect to such audited financial statements.

                                                                      Appendix A


                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

        S&P CORPORATE BOND RATINGS:
        --------------------------

        AAA - An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA - An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, AND C - Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        CI - The rating CI is reserved for income bonds on which no interest is being paid.

        D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

        MOODY'S CORPORATE BOND RATINGS:

        Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

        Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

        A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

        Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

        Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

        B - Obligations rated B are considered speculative and are subject to high credit risk.

        Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

        Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

        C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

        MODIFIERS - Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

        FITCH, INC. CORPORATE BOND RATINGS:
        ----------------------------------

        The following descriptions of Fitch's long-term debt ratings have been published by Fitch's IBCA Investors Service.

        AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

        AA - Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

        A - High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

        BBB - Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

        BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

        B - Highly speculative. For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

        CCC - For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

        CC - For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

        C - For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

        D - Indicates an entity that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

        (1) Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

        (2) The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

        (3) The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

        PLUS (+) OR MINUS (-) - The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' rating category, or to categories below 'CCC'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

        DBRS CORPORATE BOND RATINGS:
        ---------------------------

        THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

        AAA - Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

        AA - Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

        A - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

        BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

        BB - Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

        B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

        CCC, CC, C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

        D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

        HIGH OR LOW - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

        S&P COMMERCIAL PAPER RATINGS:
        ----------------------------

        A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        MOODY'S COMMERCIAL PAPER RATINGS:
        --------------------------------

        P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

        FITCH COMMERCIAL PAPER RATINGS:
        ------------------------------

        THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

        F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

        F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

        DBRS COMMERCIAL PAPER RATINGS:
        -----------------------------

        THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

        R-1 (HIGH) - Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

        R-1 (MIDDLE) - Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.